Cover	Nov. 02, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Nov. 02, 2020
Entity Registrant Name	Coupa Software Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37901
Entity Tax Identification Number	20-4429448
Entity Address, Address Line One	1855 S. Grant Street
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94402
City Area Code	650
Local Phone Number	931-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	COUP
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0001385867
Security Exchange Name	NASDAQ
Amendment Description	This Current Report on Form 8-K/A amends and supplements the Original Form 8-K to provide the disclosures required by Item 9.01(a) and 9.01(b) of Form 8-K, which were not previously filed with the Original Form 8-K, including the required historical financial information of Laurel Parent Holdings, Inc. and the required pro forma financial statements. Except as otherwise provided herein, the other disclosures made in the Original Form 8-K remain unchanged.